Equity Distribution Agreements (Details) (JMP Securities LLC [Member])	Sep. 30, 2013
JMP Securities LLC [Member]
Equity Distribution Agreements [Line Items]
Equity distribution agreement, shares, maximum number authorized to issue	250,000